Segment Reporting - Summarized financial information of segments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues from customers									$ 193,919	$ 184,765	$ 177,526
Net investment income									660	21	20
Total revenues	$ 54,424	$ 47,490	$ 46,922	$ 45,743	$ 48,391	$ 46,186	$ 45,689	$ 44,520	194,579	184,786	177,546
Operating income (loss)	$ 824	2,574	(1,373)	1,996	3,114	2,504	2,121	1,799	4,021	9,538	10,386
Depreciation and amortization									2,718	2,479	2,475
Additions to property and equipment									2,123	2,049	2,279
Proceeds from issuance of long-term debt									44,343	0	3,455
Goodwill impairments									(6,149)	(181)	0
Restructuring charges										215
Pharmacy Services
Segment Reporting Information [Line Items]
Goodwill impairments									0	0
Retail/LTC
Segment Reporting Information [Line Items]
Goodwill impairments									(6,149)	(181)
Health Care Benefits
Segment Reporting Information [Line Items]
Goodwill impairments									0	0
Operating Segments
Segment Reporting Information [Line Items]
Total revenues									134,128
Operating Segments | Pharmacy Services
Segment Reporting Information [Line Items]
Revenues from customers									134,115	130,596	119,963
Net investment income									13	5	2
Total revenues									134,128	130,601	119,965
Operating income (loss)									4,699	4,657	4,570
Depreciation and amortization									712	712	714
Additions to property and equipment									326	311	295
Co-payments									11,400	10,800	10,500
Reversal of legal settlement accrual											88
Operating Segments | Retail/LTC
Segment Reporting Information [Line Items]
Revenues from customers									83,989	79,398	81,100
Net investment income									0	0	0
Total revenues									83,989	79,398	81,100
Operating income (loss)									620	6,558	7,437
Depreciation and amortization									1,698	1,651	1,642
Additions to property and equipment									1,350	1,398	1,732
Acquisition-related integration costs									7	34	281
Goodwill impairments									6,149	(181)
Restructuring charges										215	34
Impairment of long-lived asset									43
Loss on divestiture of subsidiary									86
Operating Segments | Health Care Benefits
Segment Reporting Information [Line Items]
Revenues from customers									5,504	0	0
Net investment income									45	0	0
Total revenues									5,549	0	0
Operating income (loss)									276	0	0
Depreciation and amortization									170	0	0
Additions to property and equipment									46	0	0
Operating Segments | Corporate/Other
Segment Reporting Information [Line Items]
Revenues from customers									4	0	0
Net investment income									602	16
Total revenues									606	16	18
Operating income (loss)									(805)	(936)	(900)
Depreciation and amortization									138	116	119
Additions to property and equipment									401	340	252
Business Combination Acquisition Related Costs and Integration Related Costs									485	40	10
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues from customers									(29,693)	(25,229)	(23,537)
Net investment income									0	0	0
Total revenues									(29,693)	(25,229)	(23,537)
Operating income (loss)									(769)	(741)	(721)
Depreciation and amortization									0	0	0
Additions to property and equipment									0	0	0
Adjustments
Segment Reporting Information [Line Items]
Total revenues		$ 221	$ 214	$ 50	$ 6	$ 5	$ 4	$ 6		21	20
Operating income (loss)										21	20
Adjustments | Operating Segments | Pharmacy Services
Segment Reporting Information [Line Items]
Total revenues										5	2
Operating income (loss)										(98)	(106)
Adjustments | Operating Segments | Retail/LTC
Segment Reporting Information [Line Items]
Total revenues										0	0
Operating income (loss)										89	135
Adjustments | Operating Segments | Corporate/Other
Segment Reporting Information [Line Items]
Total revenues										16	18
Operating income (loss)										30	(9)
Adjustments | Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenues										0	0
Operating income (loss)										$ 0	$ 0
Senior Notes | Operating Segments | Corporate/Other
Segment Reporting Information [Line Items]
Interest income									536
Proceeds from issuance of long-term debt									$ 40,000